Estimated Useful Lives of Major Depreciable Assets (Detail)	12 Months Ended
Mar. 31, 2015
Major wireless telecommunications equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Major Depreciable Assets	8 years
Major wireless telecommunications equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Major Depreciable Assets	16 years
Steel towers and poles for antenna equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Major Depreciable Assets	30 years
Steel towers and poles for antenna equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Major Depreciable Assets	40 years
Reinforced concrete buildings | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Major Depreciable Assets	42 years
Reinforced concrete buildings | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Major Depreciable Assets	56 years
Tools, furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Major Depreciable Assets	4 years
Tools, furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Major Depreciable Assets	15 years